Members' Equity - Stock Issuance (FY) (Details) - USD ($) $ in Millions	5 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Class A-1 Units
Members' equity
Common units, shares authorized (in shares)	821,769	821,769	821,769
Common units, shares issued (in shares)	821,769	821,769	821,769
Common units, shares outstanding (in shares)	821,769	821,769	821,769
Class A-2 Units
Members' equity
Common units, shares authorized (in shares)	34,264	34,264	34,264
Common units, shares issued (in shares)	24,058	24,058	24,058
Common units, shares outstanding (in shares)	24,058	24,058	24,058
Common stock, units sold (in shares)	24,058
Proceeds from issuance of stock	$ 17.6
Class A-3 and Class B Units
Members' equity
Common units, shares authorized (in shares)	274,667	274,822	274,667
Class A-3 Units
Members' equity
Common units, shares issued (in shares)	53,333	53,333	53,333
Common units, shares outstanding (in shares)	53,333	53,333	53,333
Class B Units
Members' equity
Common units, shares issued (in shares)	192,038	221,483	210,744
Common units, shares outstanding (in shares)	192,038	221,483	210,744